Putnam VT Diversified Income Fund
The fund's portfolio
3/31/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (32.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.9%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 4/1/54	$3,000,000	$2,998,234
5.50%, 5/20/49	14,421	14,668
5.00%, 5/20/49	42,686	42,363
4.50%, TBA, 4/1/54	4,000,000	3,843,235
4.00%, TBA, 4/1/54	3,000,000	2,807,587
3.50%, with due dates from 10/20/49 to 11/20/49	60,954	55,423

		9,761,510
U.S. Government Agency Mortgage Obligations (23.9%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	36,797	36,180
4.50%, 5/1/49	6,754	6,521
Uniform Mortgage-Backed Securities
6.50%, TBA, 4/1/54	9,000,000	9,193,360
6.00%, TBA, 4/1/54	16,000,000	16,151,875
2.50%, TBA, 4/1/54	1,000,000	826,602

		26,214,538

Total U.S. government and agency mortgage obligations (cost $35,887,426)		$35,976,048

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Notes
0.625%, 8/15/30(i)	$136,000	$109,076
0.250%, 7/31/25(i)	120,000	112,942

Total U.S. treasury obligations (cost $222,018)		$222,018

MORTGAGE-BACKED SECURITIES (27.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (11.8%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$239,453	$48,229
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	2,157,278	483,049
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,631,662	367,254
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,315,423	515,441
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	136,961	19,828
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	2,951,324	576,246
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	1,523,491	315,149
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	201,511	13,445
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	89,986	2,546
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.815%, 9/25/50	2,144,870	258,714
REMICs IFB Ser. 4742, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.767%, 12/15/47	464,178	51,741
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.667%, 8/15/56	1,719,508	204,535
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.665%, 7/25/50	2,088,584	222,997
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 1/25/50	1,595,598	154,755
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	511,610	86,112
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	42,993	6,985
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	835,791	133,300
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	124,878	17,100
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	2,120,013	463,554
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	103,187	20,997
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	342,537	54,069
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	253,006	33,387
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 0.965%, 4/25/40	236,185	23,670
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.815%, 3/25/48	1,237,169	94,396
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.765%, 6/25/48	1,622,588	175,412
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.765%, 6/25/45	1,190,623	49,963
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.715%, 5/25/47	2,535,911	239,517
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 3/25/50	1,231,395	124,580
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 8/25/49	1,121,503	101,621
Government National Mortgage Association
Ser. 16-42, IO, 5.00%, 2/20/46	452,922	84,110
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	826,686	196,330
Ser. 14-76, IO, 5.00%, 5/20/44	249,028	48,980
Ser. 12-146, IO, 5.00%, 12/20/42	420,769	80,586
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	801,393	156,067
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	167,862	32,965
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,097,750	225,864
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	604,500	117,038
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	334,098	66,294
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,034,387	184,286
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	347,596	45,566
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	238,448	36,346
Ser. 21-156, IO, 3.50%, 7/20/51	3,182,883	529,623
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,475,780	463,885
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	297,608	45,679
Ser. 13-28, IO, 3.50%, 2/20/43	133,353	17,809
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	200,236	24,943
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	645,470	105,445
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	737,733	114,823
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	2,802,794	447,690
Ser. 16-H03, Class DI, IO, 2.047%, 12/20/65(WAC)	1,684,040	65,883
Ser. 15-H25, Class EI, IO, 1.854%, 10/20/65(WAC)	1,239,068	44,730
FRB Ser. 15-H08, Class CI, IO, 1.799%, 3/20/65(WAC)	813,976	23,361
Ser. 15-H23, Class BI, IO, 1.749%, 9/20/65(WAC)	1,839,855	50,044
Ser. 16-H14, IO, 1.674%, 6/20/66(WAC)	845,860	21,764
Ser. 16-H24, Class CI, IO, 1.671%, 10/20/66(WAC)	1,278,925	35,938
Ser. 13-H08, Class CI, IO, 1.629%, 2/20/63(WAC)	912,119	29,735
Ser. 15-H25, Class AI, IO, 1.597%, 9/20/65(WAC)	2,830,523	66,517
Ser. 14-H21, Class BI, IO, 1.544%, 10/20/64(WAC)	1,488,191	41,223
Ser. 18-H05, Class AI, IO, 1.451%, 2/20/68(WAC)	1,552,593	68,437
Ser. 18-H05, Class BI, IO, 1.447%, 2/20/68(WAC)	1,788,015	78,837
Ser. 17-H06, Class BI, IO, 1.293%, 2/20/67(WAC)	1,448,941	43,004
Ser. 18-H03, Class XI, IO, 1.246%, 2/20/68(WAC)	1,665,550	79,613
Ser. 17-H02, Class BI, IO, 0.962%, 1/20/67(WAC)	1,300,061	43,860
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 6/20/51	1,688,045	199,004
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 5/20/51	2,408,701	279,780
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 4/20/51	1,858,350	210,384
IFB Ser. 20-133, Class CS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 9/20/50	2,221,905	256,015
Ser. 16-H22, Class AI, IO, 0.772%, 10/20/66(WAC)	1,503,738	55,330
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.759%, 11/20/47	2,619,948	298,866
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 0.737%, 4/20/44	1,281,560	128,297
Ser. 16-H23, Class NI, IO, 0.735%, 10/20/66(WAC)	4,561,575	189,305
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.707%, 7/20/50	2,080,914	268,564
IFB Ser. 18-139, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.707%, 10/20/48	1,071,880	98,692
Ser. 16-H24, Class JI, IO, 0.696%, 11/20/66(WAC)	1,650,852	81,263
Ser. 16-H16, Class EI, IO, 0.68%, 6/20/66(WAC)	1,194,608	45,395
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 4/20/50	2,184,634	233,797
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 8/20/49	3,560,737	362,625
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 7/20/49	1,526,248	148,809
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 7/20/49	2,234,643	213,395
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.607%, 12/20/49	924,027	90,905
Ser. 17-H12, Class QI, IO, 0.598%, 5/20/67(WAC)	1,361,266	51,490
Ser. 17-H08, Class NI, IO, 0.597%, 3/20/67(WAC)	1,805,519	62,110
Ser. 17-H11, Class DI, IO, 0.583%, 5/20/67(WAC)	1,237,035	65,435
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.557%, 8/20/43	1,813,129	156,020
Ser. 17-H16, Class JI, IO, 0.453%, 8/20/67(WAC)	2,193,904	108,043
Ser. 16-H03, Class AI, IO, 0.432%, 1/20/66(WAC)	1,217,773	41,952
Ser. 16-H17, Class KI, IO, 0.367%, 7/20/66(WAC)	737,226	32,790
Ser. 15-H24, Class AI, IO, 0.363%, 9/20/65(WAC)	1,558,632	47,655
Ser. 17-H11, Class TI, IO, 0.276%, 4/20/67(WAC)	1,029,031	60,404
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.157%, 8/20/44	563,605	43,735
Ser. 16-H09, Class BI, IO, 0.105%, 4/20/66(WAC)	2,439,079	123,174
Ser. 15-H10, Class BI, IO, 0.048%, 4/20/65(WAC)	1,107,723	51,177
Ser. 16-H10, Class AI, IO, 0.032%, 4/20/66(WAC)	2,480,807	50,331
Ser. 16-H06, Class DI, IO, 0.023%, 7/20/65(WAC)	2,146,934	54,962
Ser. 17-H10, Class MI, IO, 0.021%, 4/20/67(WAC)	2,489,254	75,175
Ser. 17-H09, IO, 0.014%, 4/20/67(WAC)	1,882,817	55,308
Ser. 17-H16, Class IG, IO, 0.009%, 7/20/67(WAC)	1,879,485	51,739
Ser. 16-H06, Class CI, IO, 0.002%, 2/20/66(WAC)	2,497,130	47,393

		12,915,186
Commercial mortgage-backed securities (6.0%)
Barclays Commercial Mortgage Trust 144A FRB Ser. 19-C5, Class F, 2.606%, 11/15/52(WAC)	336,000	178,931
Benchmark Mortgage Trust 144A FRB Ser. 18-B3, Class D, 3.021%, 4/10/51(WAC)	182,000	111,922
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	420,000	261,367
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	326,000	282,425
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	133,097	121,315
FRB Ser. 14-CR16, Class C, 4.899%, 4/10/47(WAC)	283,000	263,167
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	119,270	106,203
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	264,000	246,313
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.784%, 5/10/47(WAC)	182,000	156,329
FRB Ser. 14-UBS3, Class D, 4.76%, 6/10/47(WAC)	116,000	63,440
Ser. 12-CR3, Class F, 4.75%, 10/15/45 (In default)(NON)(WAC)	140,917	7,281
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.468%, 9/9/24	158,000	158,441
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.32%, 11/25/51	460,000	451,237
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	4,518,237	220,264
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46(WAC)	237,000	216,919
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	129,166	121,477
GS Mortgage Securities Trust 144A Ser. 19-GC38, Class D, 3.00%, 2/10/52	330,000	247,751
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.694%, 2/15/47(WAC)	152,000	123,500
FRB Ser. 14-C19, Class C19, 4.657%, 4/15/47(WAC)	208,000	205,818
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.761%, 6/15/51(WAC)	138,000	111,733
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	171,000	126,337
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.116%, 4/15/46(WAC)	127,000	52,390
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 11-C3, Class F, 5.526%, 2/15/46(WAC)	401,000	96,244
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.138%, 12/15/49(WAC)	11,396	—
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 6.049%, 10/15/46(WAC)	275,000	229,962
FRB Ser. 13-C10, Class D, 3.942%, 7/15/46(WAC)	230,000	131,165
Ser. 14-C17, Class E, 3.50%, 8/15/47	122,000	106,561
Ser. 14-C18, Class D, 3.389%, 10/15/47	230,000	197,272
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	92,521	76,581
FRB Ser. 18-H3, Class C, 4.85%, 7/15/51(WAC)	178,000	157,167
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.185%, 3/25/50	574,967	567,817
FRB Ser. 19-01, Class M10, 8.685%, 10/25/49	323,097	317,951
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.796%, 6/25/37	272,751	273,129
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	472,775	5
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.494%, 9/15/58(WAC)	95,000	80,021
FRB Ser. 13-LC12, Class D, 3.949%, 7/15/46(WAC)	513,000	133,027
Ser. 14-LC16, Class D, 3.938%, 8/15/50	293,499	19,077
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C10, Class D, 4.396%, 12/15/45(WAC)	248,000	121,984
FRB Ser. 13-C15, Class D, 4.189%, 8/15/46(WAC)	555,000	219,890

		6,562,413
Residential mortgage-backed securities (non-agency) (9.5%)
A&D Mortgage Trust 144A Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	161,931	161,364
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 5.865%, 11/27/36(WAC)	226,421	153,612
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 5.292%, 10/25/35(WAC)	128,193	106,462
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.624%, 11/25/47	98,931	73,695
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.589%, 9/25/35	237,386	208,681
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.029%, 6/25/46	145,430	121,876
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.824%, 8/25/46	837,010	718,963
FRB Ser. 07-OH1, Class A1D, (CME Term SOFR 1 Month + 0.32%), 5.654%, 4/25/47	70,471	57,728
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.50%, 12/25/35	291,330	186,830
FRB Ser. 06-OA7, Class 1A1, 3.522%, 6/25/46(WAC)	533,098	473,446
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.435%, 7/25/28	1,018,089	1,134,415
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.785%, 4/25/28	515,919	564,840
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.235%, 3/25/28	323,158	338,705
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 12.985%, 12/25/27	349,237	368,682
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.435%, 10/25/48	333,000	424,705
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.935%, 3/25/49	152,000	183,469
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.435%, 8/25/50	135,000	181,575
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.785%, 6/25/50	237,000	309,285
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.185%, 9/25/48	389,000	457,196
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	253,000	234,851
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 17.685%, 9/25/28	966,734	1,131,295
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.185%, 10/25/28	494,729	574,302
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 16.185%, 1/25/29	89,561	102,732
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.82%, 1/25/42	148,000	155,863
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.535%, 9/25/31	469,965	498,364
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.085%, 2/25/40	276,000	290,123
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 8.685%, 1/25/40	155,000	160,432
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.804%, 5/25/36	504,940	115,846
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.754%, 5/25/37	117,858	65,069
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.961%, 5/19/35	168,678	52,654
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 3.409%, 2/26/37	143,543	122,999
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 6.239%, 8/25/35	32,252	30,235
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 5.804%, 1/25/37	187,225	163,348
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	202,000	178,769
WaMu Asset-Backed Certificates Trust FRB Ser. 07-HE4, Class 1A, (CME Term SOFR 1 Month + 0.28%), 5.614%, 7/25/47	112,697	77,210
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (CME Term SOFR 1 Month + 0.41%), 5.744%, 5/25/36	362,936	269,505

		10,449,126

Total mortgage-backed securities (cost $33,201,936)		$29,926,725

CORPORATE BONDS AND NOTES (19.5%)(a)
		Principal amount	Value
Basic materials (1.9%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$135,000	$146,536
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		15,000	15,504
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		135,000	127,035
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		150,000	139,160
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		140,000	142,070
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		158,000	142,362
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	130,000	129,621
HTA Group, Ltd./Mauritius company guaranty sr. unsec. notes Ser. REGS, 7.00%, 12/18/25 (Tanzania)		$200,000	199,000
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		140,000	138,391
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		320,000	280,000
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		200,000	213,043
Resideo Funding, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 9/1/29		160,000	143,061
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		120,000	127,800
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		135,000	136,350

			2,079,933
Capital goods (1.2%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		270,000	290,588
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		92,000	84,742
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	175,000	187,356
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		$151,000	142,006
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		160,000	142,351
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		150,000	139,925
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		128,000	133,440
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		52,000	47,612
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		54,000	58,903
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		90,000	91,746
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		35,000	35,360

			1,354,029
Communication services (1.5%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		275,000	257,523
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		275,000	266,612
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		380,000	310,127
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/27		200,000	178,943
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		545,000	504,033
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	135,000	128,427

			1,645,665
Consumer cyclicals (4.2%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		$200,000	206,278
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		317,000	323,815
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		155,000	142,437
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		131,000	134,470
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		171,000	186,537
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		155,000	146,731
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		120,000	119,400
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		170,000	147,293
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	120,000	124,625
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		$160,000	136,494
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		160,000	143,800
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	134,000	141,893
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$310,000	318,236
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		160,000	141,555
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		155,000	142,690
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		155,000	146,003
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		69,000	65,245
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		155,000	141,740
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		145,000	139,557
Penn Entertainment, Inc. 144A sr. unsec. notes 4.125%, 7/1/29		165,000	141,892
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		130,000	139,433
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		15,000	15,119
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	125,000	126,142
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$165,000	148,301
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		341,000	325,645
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		139,000	137,449
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	285,000	297,894
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.141%, 3/15/52		$150,000	124,500
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		40,000	41,400

			4,546,574
Consumer staples (1.2%)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		158,000	141,818
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		148,000	142,846
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	100,000	107,475
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	100,000	107,475
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		$145,000	142,417
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29		73,000	64,638
Loxam SAS company guaranty sr. notes Ser. EMTN, 6.375%, 5/15/28 (France)	EUR	110,000	123,172
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$160,000	142,359
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		149,000	141,439
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		145,000	139,009

			1,252,648
Energy (3.0%)
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		145,000	139,255
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		135,000	135,051
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		300,000	321,018
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		360,000	380,784
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		140,000	141,135
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		200,000	218,494
EnLink Midstream, LLC 144A company guaranty sr. unsec. unsub. notes 6.50%, 9/1/30		140,000	144,036
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		155,000	142,431
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		145,000	141,828
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		131,000	133,166
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		123,000	124,994
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		35,000	34,619
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		80,000	79,672
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		180,000	144,361
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		143,000	118,925
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		200,000	188,643
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		150,000	140,373
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		140,000	140,600
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		145,000	140,829
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		305,000	314,537

			3,324,751
Financials (2.6%)
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		300,000	304,628
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		135,000	133,807
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		270,000	277,760
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28		285,000	294,820
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		170,000	170,865
Credit Suisse AG sr. unsec. unsub. notes 7.50%, 2/15/28		250,000	269,572
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		200,000	200,740
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		540,000	550,976
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		270,000	269,342
Protective Life Global Funding 144A 5.467%, 12/8/28		175,000	178,136
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		95,000	95,617
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		135,000	136,600

			2,882,863
Health care (1.4%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		159,000	141,510
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	40,950
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		135,000	136,889
Organon & Co./Organon Foreign Debt Co-Issuer BV 144A company guaranty sr. notes 4.125%, 4/30/28		200,000	186,378
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		285,000	306,105
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		160,000	141,753
Tenet Healthcare Corp. 144A company guaranty sr. notes 6.75%, 5/15/31		310,000	315,651
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		249,000	272,966

			1,542,202
Technology (0.7%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		160,000	140,813
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		135,000	130,873
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		156,000	146,274
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		155,000	143,755
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		92,000	104,815
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		160,000	143,908

			810,438
Transportation (0.1%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	100,000	121,494

			121,494
Utilities and power (1.7%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		$200,000	211,750
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		110,000	109,398
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A company guaranty sr. FRN 7.875%, 2/15/39 (Mexico)		200,000	216,534
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		360,000	365,400
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	220,500
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27		95,000	95,114
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		165,000	164,321
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		155,000	147,286
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		170,000	173,231
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		155,000	143,590

			1,847,124

Total corporate bonds and notes (cost $21,010,381)			$21,407,721

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.0%)(a)
		Principal amount	Value
Argentine (Republic of) sr. unsec. unsub. bonds 3.625%, 7/9/35 (Argentina)		$280,000	$116,224
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)		240,000	125,832
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	310,000	270,906
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$260,000	252,850
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		590,000	583,485
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		200,000	197,976
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		370,000	366,476
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		350,000	367,439
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		200,000	202,269
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	570,000	529,123
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		$390,000	387,238
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		260,000	239,525
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		230,000	196,075
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		420,000	428,400
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		235,000	209,442
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		200,000	196,514
Kenya (Republic of) 144A sr. unsec. notes 9.75%, 2/16/31 (Kenya)		210,000	214,725
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		200,000	194,000
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		460,000	476,100
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)		270,000	235,445
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		260,000	277,961
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		330,000	334,270
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		280,000	285,250
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)		230,000	234,600
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		380,000	351,500
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		200,000	216,500
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		760,000	634,000
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		600,000	594,900

Total foreign government and agency bonds and notes (cost $8,562,070)			$8,719,025

SENIOR LOANS (5.0%)(a)(c)
		Principal amount	Value
Basic materials (0.2%)
Nouryon Finance BV bank term loan FRN (EURIBOR 3 Month ACT/360 + 4.25%), 8.178%, 4/3/28 (Netherlands)	EUR	115,000	$123,719
Quikrete Holdings, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.75%), 8.195%, 3/18/29		$119,695	119,695

			243,414
Capital goods (0.6%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.673%, 3/17/30		245,113	245,419
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.826%, 9/22/28		75,000	75,027
Emerald Debt Merger Sub, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.791%, 5/31/30		91,846	91,754
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.693%, 6/15/28		119,692	119,443
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/11/30		77,723	77,950
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 3.25%), 8.598%, 2/28/31		84,788	85,181

			694,774
Communication services (0.2%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.94%, 4/15/27		95,000	85,347
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.695%, 8/2/29		141,225	141,001

			226,348
Consumer cyclicals (1.5%)
APi Group DE, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.942%, 1/3/29		50,000	50,073
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.08%, 10/19/27		275,000	275,715
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.572%, 3/1/28		49,874	49,885
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.041%, 1/24/31		135,000	135,000
Carnival Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.695%, 10/18/28		274,298	274,356
Flutter Financing BV bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 7.559%, 11/18/30		64,838	64,802
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 8.44%, 10/27/28		138,934	129,903
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.824%, 2/25/29		119,695	118,106
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.423%, 4/11/29		96,000	88,385
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.18%, 1/29/28		292,005	290,971
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.824%, 2/23/31 (Luxembourg)		50,000	50,063
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27		55,000	1,100
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.58%, 4/4/29		119,696	119,600
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.575%, 3/7/31		30,000	29,942

			1,677,901
Consumer staples (0.2%)
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.177%, 12/15/27		155,851	155,817

			155,817
Energy (0.3%)
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.32%, 12/31/30		306,021	306,896

			306,896
Financials (0.2%)
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.50%), 8.827%, 11/6/30		119,699	120,148
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.079%, 1/20/31		120,000	119,826

			239,974
Health care (0.6%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.33%, 9/29/28		71,820	71,685
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.677%, 5/5/27		49,873	49,225
Medline Borrower LP bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.441%, 9/30/28		114,239	114,485
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.575%, 3/10/31		105,000	104,782
Phoenix Guarantor, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.579%, 2/13/31		120,000	118,367
Phoenix Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.579%, 8/11/28		138,937	139,203
Waystar Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.33%, 10/31/29		105,000	105,158

			702,905
Technology (0.8%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.159%, 10/16/27		138,929	138,854
AppLovin Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.83%, 8/19/30		50,000	49,938
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.909%, 3/30/29		138,684	137,950
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.082%, 1/18/29		120,000	119,944
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.079%, 12/1/27		120,000	120,376
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.695%, 6/9/28		138,934	138,935
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.814%, 1/31/31		120,000	120,570

			826,567
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.329%, 4/20/28		268,611	278,646
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.057%, 2/14/31		100,000	99,917

			378,563

Total senior loans (cost $5,497,396)			$5,453,159

CONVERTIBLE BONDS AND NOTES (2.9%)(a)
	Principal amount	Value
Capital goods (0.2%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$46,000	$66,840
Fluor Corp. 144A cv. sr. unsec. notes 1.125%, 8/15/29	15,000	16,868
Granite Construction, Inc. 144A cv. sr. unsec. notes 3.75%, 5/15/28	21,000	28,812
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	37,000	48,600
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28	53,000	58,136

		219,256
Communication services (—%)
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53	35,000	33,121

		33,121
Consumer cyclicals (0.5%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	41,000	34,174
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	27,000	52,110
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	42,000	63,210
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	55,000	47,438
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	64,000	67,648
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	64,000	65,451
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	82,000	98,351
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	30,000	39,210
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	27,000	34,856
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	36,000	28,818
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	48,000	44,520

		575,786
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	28,000	26,038
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	22,000	24,079
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	79,000	62,213
Lyft, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/1/29	29,000	33,875
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	42,000	38,036
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	58,000	71,746
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	53,000	69,695
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	67,000	82,536

		408,218
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	41,000	30,853
Northern Oil and Gas, Inc. cv. sr.unsec. notes 3.625%, 4/15/29	48,000	58,440

		89,293
Financials (0.1%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	74,000	82,369

		82,369
Health care (0.5%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	32,000	30,076
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	38,000	37,479
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	24,000	25,713
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27	44,000	40,207
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28	94,000	100,689
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	81,000	74,674
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	48,000	49,896
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	36,000	51,948
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	44,000	48,664
Repligen Corp. 144A cv. sr. unsec. notes 1.00%, 12/15/28	28,000	31,353
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	14,000	16,353
Shockwave Medical, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/28	34,000	43,435

		550,487
Technology (1.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	70,000	73,675
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	34,000	44,540
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	47,000	42,151
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	18,000	25,362
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	39,000	36,392
Envestnet, Inc. company guaranty cv. sr. unsec. notes 2.625%, 12/1/27	44,000	46,486
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29	10,000	11,470
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	26,000	58,292
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	24,000	32,414
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	66,000	57,904
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	13,000	22,759
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	79,000	72,364
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	59,000	58,056
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	6,000	17,124
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	30,000	32,475
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	32,000	33,120
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	32,000	32,400
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	69,000	87,734
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	52,000	41,928
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	34,000	31,212
Super Micro Computer, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/1/29	46,000	51,036
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	59,000	59,266
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	55,000	30,696
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28	62,000	57,567
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	15,000	20,437

		1,076,860
Utilities and power (0.1%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28	33,000	32,456
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	49,000	81,071
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	31,000	31,140
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	39,000	38,805

		183,472

Total convertible bonds and notes (cost $3,243,730)		$3,218,862

ASSET-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.694%, 10/22/24	$469,000	$467,247
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.444%, 10/22/24	350,000	348,994
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (CME Term SOFR 1 Month + 5.36%), 10.694%, 5/7/24	125,667	125,649

Total asset-backed securities (cost $893,727)		$941,890

SHORT-TERM INVESTMENTS (34.2%)(a)
		Principal amount/shares	Value
Putnam Government Money Market Fund Class G 5.03%(AFF)	Shares	7,482,238	$7,482,238
Putnam Short Term Investment Fund Class P 5.50%(AFF)	Shares	26,941,235	26,941,235
Rabobank Nederland NV, NY commercial paper 5.322%, 6/5/24 (Netherlands)		$500,000	494,928
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(P)	Shares	1,000,000	1,000,000
Sumitomo Mitsui Trust Bank, Ltd./Singapore commercial paper 5.441%, 4/9/24 (Singapore)		$500,000	499,118
U.S. Treasury Bills 5.386%, 5/23/24(SEGSF)		300,000	297,725
U.S. Treasury Bills 5.380%, 6/25/24(SEGSF)		100,000	98,779
U.S. Treasury Bills 5.355%, 4/25/24(SEG)(SEGSF)		700,000	697,547

Total short-term investments (cost $37,512,254)			$37,511,570
TOTAL INVESTMENTS

Total investments (cost $146,030,938)			$143,377,018

	FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $8,512,002) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	6/20/24	$193,616	$194,932	$1,316
		Japanese Yen	Buy	5/16/24	298,408	306,636	(8,228)
		New Zealand Dollar	Sell	4/17/24	8,364	8,725	361
		Swedish Krona	Sell	6/20/24	83,021	85,984	2,963
	Barclays Bank PLC
		Canadian Dollar	Sell	4/17/24	49,991	50,762	771
		Euro	Sell	6/20/24	32,143	32,362	219
		Norwegian Krone	Sell	6/20/24	7,742	7,974	232
		Swiss Franc	Buy	6/20/24	38,250	39,016	(766)
	Citibank, N.A.
		Canadian Dollar	Sell	4/17/24	37,586	38,160	574
		Euro	Sell	6/20/24	437,340	440,279	2,939
		Norwegian Krone	Sell	6/20/24	63,140	65,016	1,876
		Swedish Krona	Sell	6/20/24	3,552	3,679	127
	Goldman Sachs International
		Canadian Dollar	Sell	4/17/24	4,357	4,423	66
		Swiss Franc	Buy	6/20/24	254,897	260,031	(5,134)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	4/17/24	619,182	635,762	16,580
		Canadian Dollar	Sell	4/17/24	16,171	16,417	246
		Euro	Sell	6/20/24	434,093	437,169	3,076
		Japanese Yen	Buy	5/16/24	161,505	165,941	(4,436)
		Norwegian Krone	Sell	6/20/24	10,133	10,432	299
		Swedish Krona	Sell	6/20/24	31,895	33,022	1,127
		Swiss Franc	Buy	6/20/24	16,778	17,113	(335)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/20/24	172,102	173,045	943
		Canadian Dollar	Sell	4/17/24	115,932	117,698	1,766
		Norwegian Krone	Sell	6/20/24	133,292	137,224	3,932
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	4/17/24	270,151	278,769	8,618
		British Pound	Sell	6/20/24	222,104	223,409	1,305
		Euro	Sell	6/20/24	1,327,062	1,336,457	9,395
		New Zealand Dollar	Sell	4/17/24	479,699	500,378	20,679
	NatWest Markets PLC
		Australian Dollar	Buy	4/17/24	130,577	131,781	(1,204)
		Euro	Buy	6/20/24	15,043	15,236	(193)
		Swedish Krona	Sell	6/20/24	164,506	170,400	5,894
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/17/24	44,590	45,994	1,404
		Euro	Sell	6/20/24	942,753	950,369	7,616
		Japanese Yen	Buy	5/16/24	345,523	355,066	(9,543)
		New Zealand Dollar	Sell	4/17/24	13,742	14,333	591
		Swedish Krona	Sell	6/20/24	118,712	122,930	4,218
	Toronto-Dominion Bank
		British Pound	Sell	6/20/24	36,996	37,203	207
		Canadian Dollar	Sell	4/17/24	557,880	566,386	8,506
		Euro	Sell	6/20/24	6,169	6,211	42
		Japanese Yen	Buy	5/16/24	2,762	2,840	(78)
		Norwegian Krone	Sell	6/20/24	126,713	130,522	3,809
	UBS AG
		Australian Dollar	Sell	4/17/24	11,213	11,571	358
		Canadian Dollar	Sell	4/17/24	10,264	10,421	157
		Euro	Buy	6/20/24	201,732	202,871	(1,139)
		New Zealand Dollar	Sell	4/17/24	31,666	33,032	1,366
		Swedish Krona	Sell	6/20/24	4,630	4,795	165
	WestPac Banking Corp.
		British Pound	Sell	6/20/24	7,702	7,745	43
		Euro	Sell	6/20/24	70,995	71,481	486

	Unrealized appreciation						114,272

	Unrealized (depreciation)						(31,056)

	Total						$83,216
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Short)	15	$1,913,610	$1,913,610	Jun-24	$(7,780)
U.S. Treasury Note 2 yr (Short)	114	23,311,219	23,311,219	Jun-24	17,267
U.S. Treasury Note Ultra 10 yr (Short)	11	1,260,703	1,260,703	Jun-24	(8,189)

Unrealized appreciation					17,267

Unrealized (depreciation)					(15,969)

Total					$1,298

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838		$10,000,600	$(73,146)	$(72,804)
0.60/US SOFR/Mar-40 (Purchased)	Mar-30/0.60		8,565,600	(43,685)	(4,368)
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625		6,525,300	665,070	202,937
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625		6,525,300	665,070	(45,286)
2.735/US SOFR/Feb-59 (Purchased)	Feb-29/2.735		3,039,700	(235,577)	(2,675)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		2,140,100	(203,812)	(32,979)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		2,140,100	(194,656)	9,973
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		1,717,500	(554,682)	73,578
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		1,717,500	(37,307)	(16,127)
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		799,300	(122,593)	(89,889)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		799,300	(122,593)	152,347
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00		7,877,100	(522,252)	9,689
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945		1,909,000	(404,708)	69,488
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945		1,909,000	(102,895)	(30,429)
Citibank, N.A.
3.355/US SOFR/Jul-29 (Purchased)	Jul-24/3.355		13,891,500	(140,304)	(94,740)
(3.855)/US SOFR/Jul-29 (Purchased)	Jul-24/3.855		13,891,500	(136,484)	13,892
(3.95)/US SOFR/Mar-37 (Purchased)	Mar-27/3.95		2,704,700	(125,904)	(3,895)
3.45/US SOFR/Mar-37 (Purchased)	Mar-27/3.45		2,704,700	(120,089)	298
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		1,533,900	(128,081)	(24,987)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		1,533,900	(358,564)	44,851
Deutsche Bank AG
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		2,855,000	198,851	(34,460)
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		2,855,000	198,851	71,261
Goldman Sachs International
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	12,234,100	(115,079)	(52,531)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	12,234,100	(115,079)	16,234
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35		$12,459,300	(726,377)	(49,588)
JPMorgan Chase Bank N.A.
(4.178)/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	4,261,600	(152,738)	21,800
4.178/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	4,261,600	(152,738)	(33,075)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	217,177
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	(99,188)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	130,716
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(40,071)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(27,275)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	97,025
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(33,408)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	117,906
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		$6,887,200	486,236	41,668
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		6,887,200	516,540	(48,004)
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475		4,745,000	318,390	(34,828)
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475		4,745,000	318,390	50,155
3.3225/US SOFR/Jul-38 (Written)	Jul-28/3.3225		3,609,900	244,029	(36,027)
(3.3225)/US SOFR/Jul-38 (Written)	Jul-28/3.3225		3,609,900	244,029	64,834
Mizuho Capital Markets LLC
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475		338,500	(166,852)	(1,814)
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475		338,500	(173,352)	(4,793)
Morgan Stanley & Co. International PLC
2.515/6 month EUR-EURIBOR/Mar-37 (Written)	Mar-27/2.515	EUR	3,299,500	181,554	2,278
(2.515)/6 month EUR-EURIBOR/Mar-37 (Written)	Mar-27/2.515	EUR	3,299,500	181,554	(3,666)
(3.19)/6 month EUR-EURIBOR/Feb-44 (Purchased)	Feb-34/3.19	EUR	2,313,900	(162,734)	(21,219)
Toronto-Dominion Bank
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		$487,500	(64,637)	9,984
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		487,500	(16,234)	(4,300)
UBS AG
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	(38,862)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	85,685
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	21,964
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	(16,996)
4.815/US SOFR/Mar-39 (Written)	Mar-29/4.815		$3,628,900	150,236	11,394

Unrealized appreciation					1,537,134

Unrealized (depreciation)					(998,284)

Total					$538,850

TBA SALE COMMITMENTS OUTSTANDING at 3/31/24 (proceeds receivable $7,588,204) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 4/1/54	$1,000,000	4/11/24	$995,195
Uniform Mortgage-Backed Securities, 4.50%, 4/1/54	4,000,000	4/11/24	3,808,906
Uniform Mortgage-Backed Securities, 4.00%, 4/1/54	3,000,000	4/11/24	2,778,048

Total			$7,582,149

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Swap counterparty/ notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	JPMorgan Chase Bank N.A.
	MYR	5,190,000	$2,149	(E)	$165	6/19/29	Bank Negara Malaysia Klibor Interbank Offered Rate Fixing 3 Month — Quarterly	3.645% — Quarterly	$(1,984)

	Upfront premium received				165		Unrealized appreciation		—

	Upfront premium (paid)				—		Unrealized (depreciation)		(1,984)

			Total		$165			Total	$(1,984)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$453,700	$3,493	(E)	$(9)	11/27/39	3.869% — Annually	US SOFR — Annually	$(3,502)
		1,186,200	8,849	(E)	(18)	3/18/36	3.757% — Annually	US SOFR — Annually	(8,867)
		1,260,400	19,398	(E)	(43)	2/20/59	3.485% — Annually	US SOFR — Annually	(19,440)
		19,670,000	86,548	(E)	173,544	6/20/29	4.00% — Annually	US SOFR — Annually	86,996
		53,382,000	157,477	(E)	(31,663)	6/20/26	4.20% — Annually	US SOFR — Annually	125,814
		12,276,000	3,683	(E)	72,261	6/20/34	3.80% — Annually	US SOFR — Annually	68,578
		1,584,000	1,822	(E)	(16,690)	6/20/54	US SOFR — Annually	3.60% — Annually	(14,868)
		5,590,000	11,236	(E)	2,663	6/20/26	US SOFR — Annually	4.25% — Annually	(8,573)
		96,670,000	639,955	(E)	(170,558)	6/20/29	US SOFR — Annually	4.05% — Annually	469,397
		3,868,000	16,942	(E)	27,884	6/20/34	3.85% — Annually	US SOFR — Annually	10,942
		2,134,000	21,425	(E)	(2,549)	6/20/54	3.65% — Annually	US SOFR — Annually	(23,974)
		774,200	3,987	(E)	(12)	3/21/39	3.815% — Annually	US SOFR — Annually	(3,999)
		4,407,500	32,704		(58)	3/27/34	US SOFR — Annually	3.932% — Annually	31,801
	AUD	37,700	422	(E)	—	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(423)
	AUD	7,113,000	51,682		(37)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	50,038
	AUD	1,015,000	780	(E)	(626)	6/19/26	3 month AUD-BBR-BBSW — Quarterly	3.91% — Quarterly	155
	AUD	1,036,400	2,235	(E)	1,490	6/19/34	6 month AUD-BBR-BBSW — Semiannually	4.26% — Semiannually	3,725
	BRL	270,000	246		(1,489)	1/2/29	Brazil Cetip Interbank Deposit Rate — At maturity	0.00% — At maturity	(2,602)
	CAD	1,664,000	10,466	(E)	(2,396)	6/19/34	3.34% — Semiannually	Canadian Overnight Repo Rate — Semiannually	8,071
	CAD	899,000	1,507	(E)	(2,287)	6/19/26	Canadian Overnight Repo Rate — Semiannually	4.12% — Semiannually	(780)
	CHF	1,413,000	752	(E)	2,922	6/19/34	Swiss Average Rate Overnight — Annually	1.14% — Annually	2,170
	CLP	447,320,000	2,945	(E)	(115)	6/19/29	4.84% — Semiannually	CLICP (Chilean Pesos Indice Camara Promedio) — Semiannually	2,830
	CNY	18,100,000	1,427	(E)	267	6/19/29	China Fixing Repo Rates 7 Day — Quarterly	2.12% — Quarterly	1,695
	COP	436,520,000	524	(E)	(872)	6/19/29	Colombia IBR Overnight Rate — Quarterly	7.25% — Quarterly	(1,396)
	CZK	11,350,000	5,638	(E)	(1,303)	6/19/29	6 month CZK-PRIBOR — Semiannually	3.28% — Annually	(6,940)
	EUR	8,591,200	216,051		(188,031)	3/13/29	6 month EUR-EURIBOR — Semiannually	3.18% — Annually	28,619
	EUR	578,900	17,081	(E)	(20)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	17,061
	EUR	796,600	12,590	(E)	(17)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	12,574
	EUR	2,264,000	8,353	(E)	(9,237)	6/19/26	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	(883)
	EUR	1,752,300	4,556	(E)	1,110	6/19/34	2.57% — Annually	6 month EUR-EURIBOR — Semiannually	(3,446)
	EUR	2,550,000	17,332	(E)	2,362	6/19/29	2.72% — Annually	6 month EUR-EURIBOR — Semiannually	(14,970)
	EUR	3,829,000	22,224	(E)	9,062	6/19/29	2.70% — Annually	6 month EUR-EURIBOR — Semiannually	(13,163)
	GBP	17,000	55	(E)	15	6/19/34	Sterling Overnight Index Average — Annually	3.65% — Annually	70
	GBP	844,000	4,772	(E)	(3,362)	6/19/26	Sterling Overnight Index Average — Annually	4.45% — Annually	1,410
	HUF	155,420,000	10,636	(E)	(361)	6/19/29	6 month HUF-BUBOR-National Bank Of Hungary — Semiannually	5.72% — Annually	(10,997)
	ILS	4,220,000	6,416	(E)	(996)	6/19/29	Israeli Shekel 3 month TELIBOR — Quarterly	3.74% — Annually	(7,412)
	INR	7,660,000	138	(E)	300	6/19/29	INR-FBIL-MIBOR-OIS-Compound — Semiannually	6.285% — Semiannually	162
	KRW	241,160,000	185	(E)	(263)	6/19/29	3.215% — Quarterly	3 month KRW-CD-KSDA-Bloomberg — Quarterly	(78)
	MXN	1,910,000	309	(E)	(680)	6/19/29	Mexico Interbank TIIE 28 Day — 28 Days	8.75% — 28 Days	(371)
	NOK	19,358,000	12,589	(E)	7,883	6/19/34	3.57% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	20,471
	NZD	304,000	334	(E)	(288)	6/19/34	3 month NZD-BBR-FRA — Quarterly	4.36% — Semiannually	46
	PLN	3,970,000	1,541	(E)	1,609	6/19/29	6 month WIBOR — Semiannually	4.82% — Annually	68
	SEK	16,107,000	12,414	(E)	103	6/19/34	2.52% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	12,517
	SGD	1,430,000	4,565	(E)	2,771	6/19/29	Compounded Singapore Overnight Rate Average — Annually	2.912% — Annually	(1,794)
	THB	48,560,000	1,145	(E)	3,058	6/19/29	Thailand Overnight Repo Rate ON — Quarterly	2.15% — Quarterly	1,913
	ZAR	15,160,000	9,245	(E)	3,184	6/19/29	3 month ZAR-JIBAR-SAFEX — Quarterly	8.38% — Quarterly	(6,061)

	Total				$(121,492)				$802,584
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$878,944	$829,540	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(37,112)
854,414	786,733	—	7/17/24	3.825% (US SOFR minus 0.14161%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(67,395)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(104,507)

	Total	$—			Total	$(104,507)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$904	$6,730	$855	5/11/63	300 bp — Monthly	$53
	CMBX NA BBB-.6 Index	BB/P	5,468	35,893	4,562	5/11/63	300 bp — Monthly	927
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	BB-/P	296,725	694,000	236,793	12/16/72	500 bp — Monthly	60,607
	CMBX NA BB.6 Index	B/P	125,015	375,189	87,757	5/11/63	500 bp — Monthly	37,623
	CMBX NA BB.7 Index	B-/P	267,862	680,952	199,928	1/17/47	500 bp — Monthly	68,596
	CMBX NA BBB-.11 Index	BBB-/P	2,310	11,000	1,417	11/18/54	300 bp — Monthly	900
	CMBX NA BBB-.16 Index	BBB-/P	29,551	130,000	18,759	4/17/65	300 bp — Monthly	10,868
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	22,204	125,319	36,794	1/17/47	500 bp — Monthly	(14,468)
	CMBX NA BBB-.7 Index	BB+/P	13,231	85,520	14,359	1/17/47	300 bp — Monthly	(1,078)
	CMBX NA BBB-.7 Index	BB+/P	34,676	252,259	42,354	1/17/47	300 bp — Monthly	(7,531)
	Goldman Sachs International
	CMBX NA BB.9 Index	B/P	21,206	53,000	20,055	9/17/58	500 bp — Monthly	1,202
	CMBX NA BBB-.11 Index	BBB-/P	186	1,000	129	11/18/54	300 bp — Monthly	58
	CMBX NA BBB-.13 Index	BBB-/P	44,197	166,000	35,756	12/16/72	300 bp — Monthly	8,548
	CMBX NA BBB-.16 Index	BBB-/P	616	3,000	433	4/17/65	300 bp — Monthly	185
	CMBX NA BBB-.7 Index	BB+/P	249,876	979,416	164,444	1/17/47	300 bp — Monthly	86,004
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B-/P	8,906	111,000	43,945	5/11/63	500 bp — Monthly	(34,931)
	CMBX NA BB.6 Index	B/P	221,364	224,383	52,483	5/11/63	500 bp — Monthly	169,099
	CMBX NA BBB-.11 Index	BBB-/P	2,864	26,000	3,349	11/18/54	300 bp — Monthly	(470)
	CMBX NA BBB-.13 Index	BBB-/P	5,155	39,000	8,401	12/16/72	300 bp — Monthly	(3,223)
	CMBX NA BBB-.8 Index	B+/P	9,980	64,000	6,822	10/17/57	300 bp — Monthly	3,195
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	17,571	132,000	9,306	12/16/72	200 bp — Monthly	8,317
	CMBX NA A.13 Index	A-/P	17,205	132,000	9,306	12/16/72	200 bp — Monthly	7,950
	CMBX NA BB.6 Index	B/P	5,703	26,613	6,225	5/11/63	500 bp — Monthly	(496)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	B/P	50,378	147,675	34,541	5/11/63	500 bp — Monthly	15,980
	CMBX NA BBB-.15 Index	BBB-/P	2,452	9,000	1,277	11/18/64	300 bp — Monthly	1,180
	CMBX NA BBB-.16 Index	BBB-/P	3,637	16,000	2,309	4/17/65	300 bp — Monthly	829
	CMBX NA BBB-.9 Index	BB/P	777	8,000	1,175	9/17/58	300 bp — Monthly	(394)

Upfront premium received			1,460,019		Unrealized appreciation			482,121

Upfront premium (paid)			—		Unrealized (depreciation)			(62,591)

	Total		$1,460,019				Total	$419,530
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(228,785)	$493,000	$195,179	11/17/59	(500 bp) — Monthly	$(34,085)
	CMBX NA BB.8 Index	(39,403)	87,518	30,903	10/17/57	(500 bp) — Monthly	(8,585)
	CMBX NA BB.9 Index	(2,103)	5,000	1,892	9/17/58	(500 bp) — Monthly	(216)
	CMBX NA BBB-.10 Index	(54,703)	182,000	34,362	11/17/59	(300 bp) — Monthly	(20,447)
	CMBX NA BBB-.12 Index	(61,015)	215,000	42,463	8/17/61	(300 bp) — Monthly	(18,678)
	CMBX NA BBB-.13 Index	(39,512)	138,000	29,725	12/16/72	(300 bp) — Monthly	(9,867)
	CMBX NA BBB-.6 Index	(17,795)	42,623	5,417	5/11/63	(300 bp) — Monthly	(12,403)
	CMBX NA BBB-.8 Index	(12,363)	64,000	6,822	10/17/57	(300 bp) — Monthly	(5,578)
	CMBX NA BBB-.9 Index	(4,259)	18,000	2,644	9/17/58	(300 bp) — Monthly	(1,625)
	Credit Suisse International
	CMBX NA BB.10 Index	(24,973)	210,000	83,139	11/17/59	(500 bp) — Monthly	57,962
	CMBX NA BB.10 Index	(28,019)	210,000	83,139	11/17/59	(500 bp) — Monthly	54,916
	CMBX NA BB.10 Index	(13,797)	111,000	43,945	11/17/59	(500 bp) — Monthly	30,040
	CMBX NA BB.7 Index	(9,602)	283,870	66,397	5/11/63	(500 bp) — Monthly	56,519
	CMBX NA BB.7 Index	(46,385)	212,892	62,505	1/17/47	(500 bp) — Monthly	15,913
	CMBX NA BB.7 Index	(25,825)	105,691	31,031	1/17/47	(500 bp) — Monthly	5,103
	CMBX NA BB.9 Index	(1,804)	18,000	6,811	9/17/58	(500 bp) — Monthly	4,989
	Goldman Sachs International
	CMBX NA BB.6 Index	(28,297)	85,057	19,895	5/11/63	(500 bp) — Monthly	(8,485)
	CMBX NA BB.7 Index	(124,846)	329,907	96,861	1/17/47	(500 bp) — Monthly	(28,306)
	CMBX NA BBB-.12 Index	(7,912)	30,000	5,925	8/17/61	(300 bp) — Monthly	(2,004)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(78,835)	121,545	35,686	1/17/47	(500 bp) — Monthly	(43,267)
	CMBX NA BB.9 Index	(14,826)	30,000	11,352	9/17/58	(500 bp) — Monthly	(3,503)
	CMBX NA BBB-.12 Index	(1,802)	15,000	2,963	8/17/61	(300 bp) — Monthly	1,152
	CMBX NA BBB-.7 Index	(499,810)	1,017,159	170,781	1/17/47	(300 bp) — Monthly	(329,622)
	Merrill Lynch International
	CMBX NA BB.10 Index	(11,494)	202,000	79,972	11/17/59	(500 bp) — Monthly	68,282
	CMBX NA BBB-.7 Index	(20,241)	118,008	19,813	1/17/47	(300 bp) — Monthly	(496)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(34,644)	73,000	28,901	11/17/59	(500 bp) — Monthly	(5,814)
	CMBX NA BB.7 Index	(44,751)	111,731	32,804	1/17/47	(500 bp) — Monthly	(12,055)
	CMBX NA BBB-.10 Index	(106,386)	329,000	62,115	11/17/59	(300 bp) — Monthly	(44,463)
	CMBX NA BBB-.11 Index	(9,269)	38,000	4,894	11/18/54	(300 bp) — Monthly	(4,397)
	CMBX NA BBB-.13 Index	(3,499)	11,000	2,369	12/16/72	(300 bp) — Monthly	(1,136)
	CMBX NA BBB-.7 Index	(17,537)	63,543	10,669	1/17/47	(300 bp) — Monthly	(6,909)

Upfront premium received		—			Unrealized appreciation		294,876

Upfront premium (paid)		(1,614,492)			Unrealized (depreciation)		(601,941)

	Total	$(1,614,492)				Total	$(307,065)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 41 Index	B+/P	$(28,604)	$6,266,700	$463,610	12/20/28	500 bp — Quarterly	$445,451

	Total		$(28,604)					$445,451
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan (Onshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $109,537,207.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/24
Short-term investments
	Putnam Government Money Market Fund Class G†	$988,147	$12,079,040	$5,584,949	$49,561	$7,482,238
	Putnam Short Term Investment Fund Class P‡	26,886,899	54,336	—	371,640	26,941,235

	Total Short-term investments	$27,875,046	$12,133,376	$5,584,949	$421,201	$34,423,473
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $215,114.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $465,552.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $1,363,556 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $486,167 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $448,864 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $465,552 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$941,890	$—
Convertible bonds and notes	—	3,218,862	—
Corporate bonds and notes	—	21,407,721	—
Foreign government and agency bonds and notes	—	8,719,025	—
Mortgage-backed securities	—	29,926,725
Senior loans	—	5,453,159
U.S. government and agency mortgage obligations	—	35,976,048
U.S. treasury obligations	—	222,018
Short-term investments	8,482,238	29,029,332

Totals by level	$8,482,238	$134,894,780	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$83,216	$—
Futures contracts	1,298	—	—
Forward premium swap option contracts	—	538,850	—
TBA sale commitments	—	(7,582,149)	—
Interest rate swap contracts	—	921,927	—
Total return swap contracts	—	(104,507)	—
Credit default contracts	—	740,993	—

Totals by level	$1,298	$(5,401,670)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$140,600,000
Written swap option contracts (contract amount)	$63,400,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$12,900,000
OTC interest rate swap contracts (notional)	$820,000
Centrally cleared interest rate swap contracts (notional)	$248,700,000
OTC total return swap contracts (notional)	$1,700,000
OTC credit default contracts (notional)	$9,900,000
Centrally cleared credit default contracts (notional)	$6,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com